Segment Information (Details 2)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Domestic CNY	Dec. 31, 2012 Domestic CNY	Dec. 31, 2011 Domestic CNY	Dec. 31, 2013 North America CNY	Dec. 31, 2012 North America CNY	Dec. 31, 2011 North America CNY	Dec. 31, 2013 Other international regions CNY	Dec. 31, 2012 Other international regions CNY	Dec. 31, 2011 Other international regions CNY
Revenues from external customers by geographic areas
Revenues	$ 504,264,003	3,052,662,993	2,770,586,055	2,983,436,657	2,150,762,144	1,925,177,127	2,123,070,915	481,099,025	445,908,814	372,860,848	420,801,824	399,500,114	487,504,894